Fair values of financial instruments not carried at fair value - Fair values of financial instruments not carried at fair value on the balance sheet (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 3,117,161	$ 2,923,319
Financial liabilities	2,882,187	2,682,252
Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	216,217	205,564
HSBC Holdings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	133,493	119,683
Financial liabilities	153,859	138,096
HSBC Holdings | Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	113,711	97,588
HSBC Holdings | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	34,334	31,862
HSBC Holdings | Loans and advances to HSBC undertakings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	40,500	37,677
HSBC Holdings | Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	15,470	10,328
HSBC Holdings | Fair value | Loans and advances to HSBC undertakings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	41,288	38,359
HSBC Holdings | Fair value | Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	15,470	10,335
At cost | Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	99,675	105,785
At cost | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	27,467	25,080
At cost | Fair value | Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	101,020	106,643
At cost | HSBC Holdings | Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	69,024	64,320
At cost | HSBC Holdings | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	26,114	23,548
At cost | HSBC Holdings | Fair value | Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	70,533	65,123
At cost | HSBC Holdings | Fair value | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 29,073	$ 25,911